Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets
Unearned and deferred compensation	$ 17,272	$ 12,598
Other	10,832	3,465
Deferred tax asset, gross	28,104	16,063
Deferred Tax Liability
Receivable from affiliates	(13,251)	(14,378)
Investments	(31,598)	(45,812)
Other	(583)	0
Deferred tax liability, gross	(45,432)	(60,190)
Net deferrred tax asset (liability)	$ (17,328)	$ (44,127)